RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,062,259	1,207,157
Derivatives [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,257,143	986,231
Derivatives [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	4,165	1,504
Derivatives [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	$ 800,951	$ 219,422